Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1:    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2:     Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3:    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Money market fund: Valued at net asset value (“NAV”) of $1 per share. The money market fund is invested in the Fidelity Government Money Market Fund. The Plan invests in the money market fund to provide daily liquidity.
Common collective trust fund: Valued at NAV. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. This investment is a direct filing entity.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.
The following table sets forth by level, within the fair value hierarchy, the Plan’s fair value measurements as of December 31, 2025 and 2024.

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Money market fund	$—	$5,661,855	$—	$5,661,855
Mutual funds	158,225,516	—	—	158,225,516
Common stock	14,539,556	—	—	14,539,556
Total assets included in the fair value hierarchy	$172,765,072	$5,661,855	$—	178,426,927
Investments measured at NAV (a)				5,319,786
Total investments at fair value				$183,746,713

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Money market fund	$—	$8,662,962	$—	$8,662,962
Mutual funds	133,134,335	—	—	133,134,335
Common stock	12,934,398	—	—	12,934,398
Total assets included in the fair value hierarchy	$146,068,733	$8,662,962	$—	154,731,695
Investments measured at NAV (a)				6,227,287
Total investments at fair value				$160,958,982
(a)Investments reported at NAV as a practical expedient to estimate fair value include a common collective trust fund. The investment has not been classified in the fair value hierarchy. The fair value amounts presented in the above tables are intended to permit reconciliation of the fair value hierarchy to investments at fair value presented in the Statements of Net Assets Available for Benefits.
The following table for December 31, 2025 and 2024 sets forth a summary of the Plan's investments reported at NAV as a practical expedient to estimate fair value:

	December 31, 2025
Investment	Fair Value	Unfunded commitment	Redemption frequency	Redemption notice period
Common collective trust fund	$5,319,786	$—	(b)	(b)

	December 31, 2024
Investment	Fair Value	Unfunded commitment	Redemption frequency	Redemption notice period
Common collective trust fund	$6,227,287	$—	(b)	(b)
(b)The NAV of the common collective trust fund (the “Fund”) is determined each business day (valuation date) by the fund trustee. Contributions to the Fund may be made daily at the current NAV and are considered as made immediately after the daily valuation. Withdrawals from the Fund for benefit payments and participant transfers to noncompeting options to be paid to plan participants shall be made within 30 days after written notification has been received and are considered as made immediately after the next valuation date subsequent to the fund trustee's approval. Withdrawals, other than for benefit payments and participant transfers to noncompeting options, require a ninety day advance written notice. Included in this advance written notice requirement are full or partial withdrawals of assets invested in the Fund resulting from plan sponsor directed actions.